Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Time-Charter in of Dry Bulk Vessels
Time chartered-in vessels
The Company time charters in vessels, which were entered into and operated out of spot market-oriented commercial pools managed by our commercial manager. The Company has agreed to charter-in eight drybulk vessels. The terms of the time charter-in contracts are summarized as follows:

Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry
Post-Panamax	2012	98,700	China	$13,000	07-Nov16
Kamsarmax	2012	82,000	South Korea	$15,500	30-Jul-17
Kamsarmax	2011	81,500	South Korea	$15,000	22-Feb-16
Panamax	2004	77,500	China	$14,000	03-Jan-17
Ultramax	2010	61,000	Japan	$14,200	29-Jan-17
Supramax	2008	58,000	China	$12,250	12-Jun-16
Supramax	2015	55,000	Japan	$14,000	12-Nov-17
Handymax	2002	48,500	Japan	$12,000	16-Mar-17
Aggregate TC DWT		562,200

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]	Future minimum obligations under non-cancelable time charter-in agreements are as follows:

Year Ending December 31,
2016	$32,370
2017	9,049
Total	$41,419